Note 29 - Financial Instruments - Contractual Maturities of Financial Liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Mar. 31, 2019
Statement Line Items [Line Items]
Trade and other payables (financial liabilities)	$ 5,751	$ 7,504	$ 12,281	$ 11,016
Borrowings	22,096	24,598	23,397	22,480
Lease liabilities	995	1,356	1,991	290
Total	28,842	33,458	37,669	33,786
Not later than one year [member]
Statement Line Items [Line Items]
Trade and other payables (financial liabilities)	5,751	7,504	12,281	11,016
Borrowings	411	688	3,859	2,556
Lease liabilities	669	649	692	147
Total	6,831	8,841	16,832	13,719
Later than one year and not later than three years [member]
Statement Line Items [Line Items]
Trade and other payables (financial liabilities)	0	0	0	0
Borrowings	11,424	23,873	19,538	19,924
Lease liabilities	326	654	1,077	143
Total	11,750	24,527	20,615	20,067
Later than three years and not later than five years [member]
Statement Line Items [Line Items]
Trade and other payables (financial liabilities)	0	0	0	0
Borrowings	10,261	37	0	0
Lease liabilities	0	53	222	0
Total	10,261	90	222	0
Later than five years [member]
Statement Line Items [Line Items]
Trade and other payables (financial liabilities)	0	0	0	0
Borrowings	0	0	0	0
Lease liabilities	0	0	0	0
Total	$ 0	$ 0	$ 0	$ 0